Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

8. Leases

The Group has operating leases primarily for office and warehouses to store its cabinets and power banks, which have lease terms varying from one to four years.

Total lease costs for the year ended December 31, 2022 was RMB34,243, included in research and development, sales and marketing and general and administrative expenses in the Group’s consolidated statements of comprehensive income/(loss). Out of the total lease costs, there was RMB4,143 of expenses for short-term leases within 12 months. As of December 31, 2022, the operating lease arrangements of the Group, primarily for warehouse premises, that have not yet commenced is not material.

Supplemental cash flow information related to leases were as follows:

Year Ended December 31,
2022
RMB
Cash paid for the rentals included in the lease liabilities	22,850
ROU assets obtained in exchange for operating lease liabilities	10,034

As of December 31, 2022, supplemental consolidated balance sheet information related to leases were as follows:

As of December 31,
2022
RMB
Right-of-use assets	12,442
Current portion of lease liabilities	9,761
Non-current lease liabilities	854

Lease term and discount rates were as follows:

As of December 31,
2022

Weighted-average remaining lease term
Operating leases	0.6 years
Weighted-average discount rate
Operating leases	4.7%

As of December 31,
2022
Maturities of lease liabilities were as follows:
2023	10,452
2024	323
Total undiscounted lease payments	10,775
Less: imputed interest	(160)
Total present value of lease liabilities	10,615

As of December 31, 2021, future minimum payments under non-cancellable operating leases for offices and warehouses consist of the following:

As of December 31,
2021

2022	23,457
2023	5,349
2024	173
Total	28,979

Amounts are based on ASC 840, Leases that were superseded upon the Group’s adoption of ASC 842, Leases on January 1, 2022 and operating lease expenses were RMB34,682 and RMB41,902 for the years ended December 31, 2020 and 2021, respectively.